UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                                     -DREYFUS DIVERSIFIED INTERNATIONAL FUND

                                                -DREYFUS GLOBAL INFRASTRUCTURE FUND

-DREYFUS GLOBAL REAL ESTATE SECURITIES FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2015 (Unaudited)

Registered Investment Companies--99.6%	Shares		Value ($)
Foreign Equity
Dreyfus Emerging Markets Fund, Cl.
Y	2,245,866	a	19,628,871
Dreyfus International Equity Fund,
Cl. Y	6,308,153 a,b,c		230,373,749
Dreyfus/Newton International
Equity Fund, Cl. Y	11,131,829	a,c	227,423,263
International Stock Fund, Cl. Y	14,449,105	a,c	220,059,867

Total Investments (cost $582,762,929)	99.6%		697,485,750
Cash and Receivables (Net)	.4%		2,509,152
Net Assets	100.0%		699,994,902

a	Investment in affiliated mutual fund.
b	Non-income producing security.
c	The fund's investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the
International Stock Fund represents 32.9%, 32.5%, and 31.4%, respectively, of the fund's total investments.
All three funds seek to provide long-term capital appreciation.

At July 31, 2015, net unrealized appreciation on investments was $114,722,821 of which $115,707,160 related to appreciated investment securities and $984,339 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.6

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	697,485,750	-	-	697,485,750

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
July 31, 2015 (Unaudited)

Common Stocks--93.3%	Shares		Value ($)
Australia--2.6%
Asciano	35,845		213,014
Macquarie Atlas Roads Group	48,480		121,193
Transurban Group	43,780		319,050
			653,257
Brazil--.3%
Rumo Logistica Operadora Multimodal	281,040	a	74,693
Canada--7.9%
Canadian Pacific Railway	5,410		870,911
Enbridge	21,280		927,609
Veresen	15,150		171,442
			1,969,962
China--.6%
Beijing Capital International Airport, Cl. H	156,000		160,783
France--1.7%
Groupe Eurotunnel	29,410		422,639
Hong Kong--1.9%
China Merchants Holdings International	75,217		275,067
Power Assets Holdings	20,500		193,172
			468,239
Italy--2.3%
Atlantia	13,160		351,496
Snam	46,330		227,951
			579,447
Japan--12.2%
Central Japan Railway	3,700		648,437
Chubu Electric Power	26,400		448,396
East Japan Railway	8,000		790,737
Electric Power Development	10,200		352,661
Kansai Electric Power	28,700	a	389,506
Tokyo Electric Power	20,500	a	147,214
Tokyo Gas	47,000		253,933
			3,030,884
Mexico--1.7%
Grupo Aeroportuario del Centro Norte	38,400		213,205
Grupo Aeroportuario del Sureste, Cl. B	14,800		221,258
			434,463
South Korea--1.7%
Korea Electric Power	9,550		415,413
Spain--2.3%
Enagas	8,660		243,287
Ferrovial	13,487		327,940
			571,227
United Kingdom--6.3%
Centrica	40,791		169,763
Go-Ahead Group	5,320		211,853
Inmarsat	6,400		88,751
National Grid	73,160		974,667

Severn Trent	4,030		138,707
			1,583,741
United States--51.8%
Alliant Energy	3,350		206,058
American Electric Power	12,510		707,691
American Tower	7,100	b	675,281
American Water Works	7,000		363,370
CMS Energy	8,270		283,330
CSX	18,770		587,126
Dominion Resources	16,840		1,207,428
DTE Energy	7,490		602,645
Duke Energy	2,770		205,589
Edison International	9,600		576,096
Eversource Energy	3,730		185,456
Exelon	9,540		306,139
InfraREIT	5,360	b	179,721
Kansas City Southern	3,560		353,116
Kinder Morgan	28,150		975,116
Macquarie Infrastructure	1,710		145,230
NextEra Energy	3,600		378,720
PG&E	10,750		564,482
Pinnacle West Capital	3,690		227,710
SBA Communications, Cl. A	4,480	a	540,826
SemGroup, Cl. A	2,550		181,280
Sempra Energy	5,010		509,918
Union Pacific	17,970		1,753,692
Williams	17,200		902,656
Xcel Energy	8,510		295,042
			12,913,718
Total Common Stocks
(cost $23,964,501)			23,278,466

Master Limited Partnerships--4.8%
United States--4.8%
Columbia Pipeline Partners LP	19,720		462,237
Energy Transfer Equity LP	8,380		252,070
Enterprise Products Partners LP	5,090		144,200
NextEra Energy Partners LP	2,900		103,472
Williams Partners LP	5,430		250,486
Total Master Limited Partnerships			1,212,465
(cost $1,368,761)
Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $142,133)	142,133	[c]	142,133
Total Investments (cost $25,205,395)	98.7%		24,633,064
Cash and Receivables (Net)	1.3%		321,771
Net Assets	100.0%		24,954,835

LP--Limited Partnership

a	Non-income producing security.
b	Investment in real estate investment trust.

c Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $572,331 of which $636,058 related to appreciat and $1,208,389 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal in substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	34.9
Energy	31.1
Electric	22.9
Specialty	5.6
Infrastructure	2.0
Industrial	1.3
Money Market Investment	.6
Telecommunication Services	.3
98.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

July 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchase:

Euro,
Expiring
8/3/2015	a	137,000	149,681	150,460	779

Counterparty:
a Northern Trust

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	12,913,718	-	-	12,913,718
Equity Securities - Foreign Common Stocks+	10,364,748	-	-	10,364,748
Limited Partnership Interests+	1,212,465	-	-	1,212,465
Mutual Funds	142,133	-	-	142,133
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	779	-	779

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2015 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Australia--5.8%
Federation Centres	1,858,010		4,074,345
Goodman Group	1,057,390		5,054,771
GPT Group	581,800		1,960,483
Investa Office Fund	813,770		2,355,512
Mirvac Group	4,619,930		6,382,425
Scentre Group	3,633,440		10,517,238
Stockland	2,253,630		7,001,000
Westfield	957,230		7,017,877
			44,363,651
Canada--2.3%
Allied Properties Real Estate Investment Trust	159,800		4,449,987
Dream Office Real Estate Investment Trust	222,300		4,033,474
RioCan Real Estate Investment Trust	124,240		2,544,932
Smart Real Estate Investment Trust	274,150		6,351,451
			17,379,844
Finland--.8%
Citycon	1,394,175	a	3,696,201
Sponda	681,119		2,707,899
			6,404,100
France--3.4%
ICADE	57,680		4,277,191
Klepierre	215,000		9,786,143
Unibail-Rodamco	43,860		11,671,402
			25,734,736
Germany--3.1%
alstria office REIT	335,584	a	4,634,578
Deutsche Annington Immobilien	370,172		11,545,769
Deutsche Wohnen-BR	313,240		7,742,072
			23,922,419
Hong Kong--7.0%
Cheung Kong Property Holdings	365,000	a	3,041,549
Henderson Land Development	231,000		1,525,638
Hongkong Land Holdings	1,078,600		8,305,220
Link REIT	1,117,500		6,573,275
New World Development	5,082,000		6,142,479
Sun Hung Kai Properties	1,243,000		19,096,436
Swire Properties	942,600		3,033,664
Wharf Holdings	823,000		5,223,172
			52,941,433
Japan--11.3%
Advance Residence Investment	704		1,536,547
GLP J-REIT	1,278		1,230,205
Invincible Investment	1,923		1,024,069
Japan Excellent	1,803		1,975,611
Japan Hotel REIT Investment	5,318		3,441,349

Japan Logistics Fund	1,226		2,309,848
Japan Rental Housing Investments	4,396		2,912,104
Kenedix Office Investment	1,319		6,108,896
Kenedix Residential Investment	1,270		3,217,654
Mitsubishi Estate	309,000		6,868,883
Mitsui Fudosan	761,000		21,666,103
Nippon Building Fund	1,636		7,313,059
Nomura Real Estate Office Fund	314		1,342,801
ORIX JREIT	2,143		2,918,775
Sumitomo Realty & Development	433,000		15,194,392
Tokyo Tatemono	420,700		5,889,494
Top REIT	234		951,596
			85,901,386
Netherlands--.5%
Wereldhave	65,680		3,884,363
Norway--.4%
Entra	226,360		2,057,579
Norwegian Property	832,350	a	964,976
			3,022,555
Singapore--2.6%
Ascendas Real Estate Investment Trust	810,000		1,428,873
CapitaLand	2,224,500		5,221,336
Fortune Real Estate Investment Trust	1,876,000		2,044,838
Global Logistic Properties	1,944,900		3,260,757
Keppel DC REIT	3,522,000		2,785,560
Keppel REIT	3,121,800		2,446,284
Mapletree Greater China Commercial Trust	2,436,000		1,740,190
Mapletree Industrial Trust	709,500		788,707
			19,716,545
Sweden--1.4%
Hemfosa Fastigheter	123,100		1,330,637
Kungsleden	638,320		4,273,102
Wihlborgs Fastigheter	306,480		5,284,597
			10,888,336
Switzerland--.5%
PSP Swiss Property	46,600	a	4,183,535
United Kingdom--7.3%
British Land	852,560		11,197,048
Capital & Counties Properties	1,080,223		7,781,789
Great Portland Estates	312,878		4,067,634
Land Securities Group	827,515		16,773,865
LondonMetric Property	1,463,660		3,698,293
Safestore Holdings	593,820		2,795,920
Tritax Big Box REIT	1,417,570		2,612,216
UNITE Group	713,000		7,025,892
			55,952,657
United States--52.4%
Apartment Investment & Management, Cl. A	132,470	b	5,176,928
AvalonBay Communities	116,560	b	20,087,950
Boston Properties	158,470	b	19,536,182
Brandywine Realty Trust	574,970	b	7,917,337
Chesapeake Lodging Trust	160,835	b	5,157,978

CyrusOne	232,100	b	7,134,754
DDR	226,680	b	3,694,884
Digital Realty Trust	83,260	b	5,351,120
Duke Realty	509,980	b	10,286,297
Empire State Realty Trust, Cl. A	229,582		4,081,968
Equity Commonwealth	106,710	a,b	2,795,802
Equity Residential	142,190	b	10,637,234
Essex Property Trust	85,030	b	19,124,097
First Industrial Realty Trust	214,142	b	4,484,133
General Growth Properties	578,330	b	15,695,876
Health Care REIT	232,470	b	16,126,444
Highwoods Properties	142,940	b	6,050,650
Host Hotels & Resorts	613,890	b	11,897,188
Hudson Pacific Properties	512,510	b	15,775,058
Kilroy Realty	137,520	b	9,743,292
Liberty Property Trust	230,050	b	7,828,602
Omega Healthcare Investors	102,610	b	3,720,639
Prologis	311,570	b	12,652,858
PS Business Parks	87,780	b	6,758,182
Public Storage	110,850	b	22,744,203
QTS Realty Trust, Cl. A	51,300		2,128,950
Ramco-Gershenson Properties Trust	271,280	b	4,595,483
Regency Centers	44,134	b	2,823,252
Retail Opportunity Investments	311,717	b	5,345,947
Rexford Industrial Realty	174,285	b	2,539,332
Simon Property Group	215,730	b	40,388,971
SL Green Realty	16,600	b	1,911,324
Sovran Self Storage	57,640	b	5,487,904
Spirit Realty Capital	847,430	b	8,601,415
STORE Capital	181,775		3,817,275
Strategic Hotels & Resorts	405,850	a,b	5,547,970
Sunstone Hotel Investors	423,044	b	5,952,229
Taubman Centers	91,220	b	6,823,256
UDR	183,850	b	6,215,969
Urban Edge Properties	123,270		2,646,607
Ventas	246,760	b	16,555,128
Vornado Realty Trust	130,790	b	12,758,565
Washington Real Estate Investment Trust	228,410	b	6,130,524
Weingarten Realty Investors	130,720	b	4,598,730
			399,328,487
Total Common Stocks
(cost $664,827,678)			753,624,047

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,296,082)	4,296,082	[c]	4,296,082

Total Investments (cost $669,123,760)	99.5%		757,920,129
Cash and Receivables (Net)	.5%		3,533,921
Net Assets	100.0%		761,454,050

BR--Bearer Certificate
REIT--Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $88,796,369 of which $104,165,177 related to appreciated investment securities and $15,368,808 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified	23.0
Office	9.9
Multifamily	9.0
Regional Malls	8.3
Retail	7.0
Office Infill	6.7
Health Care	4.8
Industrial	4.6
Shopping Centers	4.5
Hotel	4.2
Real Estate Services	4.2
Self Storage	4.1
Residential	2.5
Specialty	2.3
Office Suburban	2.2
Freestanding	1.6
Money Market Investment	.6
99.5

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	399,328,487	-	-	399,328,487
Equity Securities - Foreign Common Stocks+	354,295,560	-	-	354,295,560
Mutual Funds	4,296,082	-	-	4,296,082

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)